Transactions With Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions With Parties-in-Interest
8. Transactions With
Parties-in-Interest
The Plan invests in the common stock of the Company. These transactions qualify as party-in-interest
transactions; however, they are exempt from the prohibited transactions rules under ERISA. During 2025, the Plan received $2,598,523 in common stock dividends from the Company. The Plan also holds 1,773,917 shares of United common stock, which had a fair value of $38.40 per share at December 31, 2025.
United pays certain administrative expenses on behalf of the Plan and provides certain services at no cost to the Plan.
As mentioned in Note 2, United matches 100 percent of the first 5 percent of a participant’s pay, based on the participant’s deferral election. Participants are free to keep their matched contributions in UBSI stock or transfer them to other investment options at any time.